SHARE-BASED COMPENSATION - Activity (Details)	9 Months Ended
Sep. 30, 2021 $ / shares shares
MEIP Shares
Number of Awards
Unvested (shares) | shares	6,984,060
Granted (shares) | shares	0
Vested (shares) | shares	(292,825)
Converted Restricted Ordinary Shares (shares) | shares	(6,691,235)
Unvested (shares) | shares	0
Weighted Average Grant Date Fair Value
Unvested (usd per share) | $ / shares	$ 14.51
Granted (usd per share) | $ / shares	0
Vested (usd per share) | $ / shares	14.51
Converted to Restricted Ordinary Shares (usd per share) | $ / shares	14.51
Unvested (usd per share) | $ / shares	$ 0
Restricted Shares
Number of Awards
Unvested (shares) | shares	0
Granted (shares) | shares	0
Converted from MEIP shares (shares) | shares	7,763,231
Vested (shares) | shares	(1,186,014)
Forfeited (shares) | shares	(7,540)
Unvested (shares) | shares	6,569,677
Weighted Average Grant Date Fair Value
Unvested (usd per share) | $ / shares	$ 0
Granted (usd per share) | $ / shares	0
Converted from MEIP shares (usd per share) | $ / shares	15.00
Vested (usd per share) | $ / shares	15.00
Forfeited (usd per share) | $ / shares	15.00
Unvested (usd per share) | $ / shares	$ 15.00
Restricted Share Units (RSUs)
Number of Awards
Unvested (shares) | shares	0
Granted (shares) | shares	1,607,988
Vested (shares) | shares	(189,120)
Forfeited (shares) | shares	0
Unvested (shares) | shares	1,418,868
Weighted Average Grant Date Fair Value
Unvested (usd per share) | $ / shares	$ 0
Granted (usd per share) | $ / shares	15.00
Vested (usd per share) | $ / shares	15.00
Forfeited (usd per share) | $ / shares	0
Unvested (usd per share) | $ / shares	$ 15.00